SHARE-BASED PAYMENTS - Number and weighted-average exercise prices of share options (Details)	6 Months Ended
Jun. 30, 2024 shares $ / shares
ESOP 2019
Number of options
Outstanding, beginning balance (in shares) | shares	11,499,819
Granted during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(491,955)
Exercised during the year (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	11,007,864
Exercisable (in shares) | shares	0
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 9.40
Granted during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	10.74
Exercised during the year (in USD per share) | $ / shares	0
Outstanding, ending balance (in USD per share) | $ / shares	9.34
Exercisable (in USD per share) | $ / shares	$ 0
ESOP 2023
Number of options
Outstanding, beginning balance (in shares) | shares	3,411,636
Granted during the year (in shares) | shares	0
Forfeited during the year (in shares) | shares	(25,887)
Exercised during the year (in shares) | shares	0
Outstanding, ending balance (in shares) | shares	3,385,749
Exercisable (in shares) | shares	0
Weighted average exercise price
Outstanding, beginning balance (in USD per share) | $ / shares	$ 11.68
Granted during the year (in USD per share) | $ / shares	0
Forfeited during the year (in USD per share) | $ / shares	10.47
Exercised during the year (in USD per share) | $ / shares	0
Outstanding, ending balance (in USD per share) | $ / shares	11.69
Exercisable (in USD per share) | $ / shares	$ 0